COMMISSIONS AND FEES	12 Months Ended
Dec. 31, 2012
COMMISSIONS AND FEES
COMMISSIONS AND FEES

6. COMMISSIONS AND FEES

The table below sets forth Citigroup’s Commissions and fees revenue for the years ended December 31, 2012, 2011 and 2010, respectively. The primary components of Commissions and fees revenue for the year ended December 31, 2012 were credit card and bank card fees, investment banking fees and trading-related fees.

Credit card and bank card fees are primarily composed of interchange revenue and certain card fees, including annual fees, reduced by reward program costs. Interchange revenue and fees are recognized when earned, except for annual card fees, which are deferred and amortized on a straight-line basis over a 12-month period. Reward costs are recognized when points are earned by the customers.

Investment banking fees are substantially composed of underwriting and advisory revenues. Investment banking fees are recognized when Citigroup’s performance under the terms of the contractual arrangements is completed, which is typically at the closing of the transaction. Underwriting revenue is recorded in Commissions and fees, net of both reimbursable and non-reimbursable expenses, consistent with the AICPA Audit and Accounting Guide for Brokers and Dealers in Securities (codified in ASC 940-605-05-1). Expenses associated with advisory transactions are recorded in Other operating expenses, net of client reimbursements. Out-of-pocket expenses are deferred and recognized at the time the related revenue is recognized. In general, expenses incurred related to investment banking transactions that fail to close (are not consummated) are recorded gross in Other operating expenses.

Trading-related fees primarily include commissions and fees from the following: executing transactions for clients on exchanges and over-the-counter markets; sale of mutual funds, insurance and other annuity products; and assisting clients in clearing transactions, providing brokerage services and other such activities. Trading-related fees are recognized when earned in Commissions and fees. Gains or losses, if any, on these transactions are included in Principal transactions (see Note 7 to the Consolidated Financial Statements).

The following table presents Commissions and fees revenue for the years ended December 31:

In millions of dollars	2012	2011	2010
Credit cards and bank cards	$3,302	$3,360	$3,571
Investment banking	2,991	2,451	2,977
Trading-related	2,296	2,587	2,368
Transaction services	1,733	1,821	1,774
Other Consumer (1)	908	990	1,192
Checking-related	615	624	703
Primerica	—	—	91
Loan servicing	313	251	353
Corporate finance (2)	516	519	439
Other	58	62	23
Total commissions and fees	$12,732	$12,665	$13,491

(1)   Primarily consists of fees for investment fund administration and management, third-party collections, commercial demand deposit accounts and certain credit card services.

(2)   Consists primarily of fees earned from structuring and underwriting loan syndications.